Taxes (Details) - Schedule of income before income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of income before income tax expense [Abstract]
(Loss) income before income tax expense from China	$ (12,024,301)	$ 5,188,649	$ 8,563,286
Loss before income tax expense from outside of China	(919,853)	(1,492,787)	(1,730,009)
Total income (loss) before income tax provision	$ (11,104,448)	$ 3,695,862	$ 6,833,277